American Funds Money Market Fund® Prospectus Supplement February 5, 2016 (for prospectus dated December 1, 2015)

1. The language below is added to the third paragraph titled "Right of reinvestment" in the “Sales charge waivers” section of the prospectus:

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus.

2. The last bullet point in the paragraph titled "Contingent deferred sales charge waivers" in the "Sales charge waivers" section of the prospectus is amended in its entirety to read as follows:

•	the following types of transactions, if they do not exceed 12% of the value of an account annually:

Keep this supplement with your prospectus.

Lit No. MFGEBS-161-0216P Printed in USA CGD/AFD/10039-S52607

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Money Market Fund® Statement of Additional Information Supplement February 5, 2016 (for statement of additional information dated December 1, 2015)

1.       The sentence below the paragraph titled “CDSC waivers for Class B and C shares” in the “Purchase and exchange of shares” section of the statement of additional information is amended in its entirety to read as follows:

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

2.       The sentence below is added to the “Shareholder account services and privileges” section of the statement of additional information.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-170-0216O CGD/10149-S52662